Basis of Presentation and Significant Accounting Policies - Schedule of Translation of Amounts from HKD into USD (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Balance Sheet [Member] | USD [Member]
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	0.01	0.01		0.01
Balance Sheet [Member] | Hong Kong, Dollars
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	0.078333	7.7836		7.7863
Statement of Operations and Cash Flow [Member] | USD [Member]
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	0.01	0.01	0.01	0.01	0.01
Statement of Operations and Cash Flow [Member] | Hong Kong, Dollars
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	0.077995	7.7953	0.07778	7.813	7.833